Bank Indebtedness - Additional Information (Detail) $ in Millions				1 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($)	Dec. 24, 2021	Oct. 23, 2017 USD ($)	Jan. 20, 2024 USD ($)	Mar. 30, 2024 CAD ($)	Mar. 30, 2024 USD ($)	Mar. 25, 2023 USD ($)	Mar. 12, 2020	Jun. 29, 2018 USD ($)
Line of Credit Facility [Line Items]
Bank indebtedness						$ 63,372,000	$ 57,890,000
New credit facility maturity date		Dec. 31, 2026
Line of credit facility covenant terms cash minimum						8,500,000
Minimum excess availability percentage of borrowings					40.00%
Minimum excess availability percentage of line cap					25.00%
Mortgage on movable property (general) under the Civil Code (Quebec)					$ 200.0
Excess availability to be maintained for the next twelve months						8,500,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Minimum excess availability			$ 8,500,000
Senior secured credit facility			$ 85,000
New credit facility maturity date			Oct. 31, 2022
Total commitments			$ 5,000,000
Line of credit facility covenant terms cash minimum			$ 8,500,000
Term Loan [Member]
Line of Credit Facility [Line Items]
Minimum excess availability									$ 8,500,000
Interest rate of CORRA plus spread								7.00%
Long-term senior secured term loan									12,500,000
Senior secured revolving credit facility, seasonal availability block	$ 2,000,000			$ 5,000,000
Line of credit facility covenant terms cash minimum									$ 8,500,000
Percentage of minimum borrowing base									10.00%
Amended Credit Facility [Member]
Line of Credit Facility [Line Items]
Bank indebtedness						63,400,000	57,900,000
Long-term debt, gross						63,700,000	58,300,000
Senior secured revolving credit facility, excess availability						13,400,000	12,900,000
New credit facility maturity date		Dec. 31, 2026
Net of deferred financing costs						$ 300,000	$ 400,000
Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread									7.00%
Amended Credit Facility And Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant description					In the event that excess availability falls below $8.5 million for more than two consecutive business days once during any fiscal month, this would be considered an event of default under the Company’s Amended Credit Facility and its Amended Term Loan, that provides the lenders the right to require the outstanding balances borrowed under the Company’s Amended Credit Facility and its Amended Term Loan become due immediately, which would result in cross defaults on the Company’s other borrowings. The Company expects to have excess availability of at least $8.5 million for at least the next twelve months from the date of issuance of these financial statements.
Maximum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio					1.1
Maximum [Member] | Amended Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread			2.00%			2.00%		7.75%
Maximum [Member] | Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread									7.75%
Minimum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio					1
Minimum [Member] | Amended Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread			1.50%			1.50%		6.75%
Minimum [Member] | Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread		6.75%